Quarterly Report
July 31, 2023
MFS®  Multimarket
Income Trust
MMT-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 130.2%
Aerospace & Defense – 2.3%
Boeing Co., 5.805%, 5/01/2050		$396,000	$398,291
Bombardier, Inc., 7.5%, 3/15/2025 (n)		136,000	136,478
Bombardier, Inc., 7.125%, 6/15/2026 (n)		375,000	372,040
Bombardier, Inc., 7.5%, 2/01/2029 (n)		164,000	162,479
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	739,982
HEICO Corp., 5.35%, 8/01/2033		396,000	394,327
Moog, Inc., 4.25%, 12/15/2027 (n)		645,000	597,683
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		655,000	557,266
Thales S.A., 3.625%, 6/14/2029	EUR	400,000	433,313
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$620,000	616,662
TransDigm, Inc., 6.375%, 6/15/2026		570,000	564,170
TransDigm, Inc., 5.5%, 11/15/2027		613,000	581,011
TransDigm, Inc., 6.75%, 8/15/2028 (n)		516,000	517,540
TransDigm, Inc., 4.625%, 1/15/2029		554,000	494,445
			$6,565,687
Airlines – 0.5%
Aeroporti di Roma S.p.A., 4.875%, 7/10/2033	EUR	490,000	$533,019
Air Canada, 3.875%, 8/15/2026 (n)		$639,000	592,967
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		385,946	373,641
			$1,499,627
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$388,000	$309,835
Asset-Backed & Securitized – 3.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.022%, 11/15/2054 (i)		$3,719,880	$192,266
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 7.336% ((SOFR - 1mo. + 0.11448%) + 2%), 12/15/2035 (n)		100,000	96,595
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.286% ((SOFR - 1mo. + 0.11448%) + 1.95%), 5/15/2036 (n)		471,500	442,468
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 8.067% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	571,348
AREIT 2022-CRE6 Trust, “D”, FLR, 7.918% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		126,000	114,910
Bayview Financial Revolving Mortgage Loan Trust, FLR, 7.031% ((SOFR - 1mo. + 0.11448%) + 1.6%), 12/28/2040 (n)		370,929	499,483
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.619%, 4/15/2053 (i)		986,807	66,182
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.291%, 7/15/2054 (i)		987,904	64,248
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.616%, 2/15/2054 (i)		6,540,736	558,423
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.269%, 2/15/2054 (i)		4,032,712	257,689
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)		2,041,161	118,150
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.885%, 6/15/2054 (i)		7,098,935	329,630
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.263%, 7/15/2054 (i)		7,115,600	485,731
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)		8,711,547	409,955
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.636% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/15/2038 (n)		100,000	95,165
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		123,712	115,672
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)		61,540	54,562
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		143,904	134,510
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)		437,500	408,209
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)		89,945	80,638
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		205,608	203,967
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.776%, 4/15/2054 (i)		3,614,283	146,736
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)		4,413,047	44
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.336% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		464,500	442,436
MF1 2021-FL5 Ltd., “C”, FLR, 7.036% ((SOFR - 1mo. + 0.11448%) + 1.7%), 7/15/2036 (n)		401,500	377,402
MF1 2021-FL5 Ltd., “D”, FLR, 7.836% ((SOFR - 1mo. + 0.11448%) + 2.5%), 7/15/2036 (n)		745,000	706,580
MF1 2021-FL6 Ltd., “B”, FLR, 6.994% ((SOFR - 1mo. + 0.11448%) + 1.65%), 7/16/2036 (n)		1,000,000	962,052
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.292%, 5/15/2054 (i)		1,819,465	117,441
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.214%, 6/15/2054 (i)		2,747,727	161,043
PFP III 2021-7 Ltd., “B”, FLR, 6.716% ((SOFR - 1mo. + 0.11448%) + 1.4%), 4/14/2038 (n)		163,992	155,424

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “C”, FLR, 6.967% ((SOFR - 1mo. + 0.11448%) + 1.65%), 4/14/2038 (n)		$199,990	$185,857
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	260,000	304,662
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 7.186% ((SOFR - 1mo. + 0.11448%) + 1.85%), 3/15/2038 (n)		$340,000	329,147
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.527%, 4/15/2054 (i)		2,304,064	185,276
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.53%, 8/15/2054 (i)		1,963,321	155,327
			$9,529,228
Automotive – 2.1%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$583,000	$590,280
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		271,000	272,210
Dana, Inc., 5.375%, 11/15/2027		536,000	513,276
Dana, Inc., 4.25%, 9/01/2030		334,000	285,408
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		547,000	468,969
Ford Motor Co., 5.113%, 5/03/2029		880,000	821,717
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,840,000	1,754,986
Hyundai Capital America, 6.375%, 4/08/2030 (n)		197,000	203,340
LKQ Corp., 6.25%, 6/15/2033 (n)		286,000	287,866
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		449,000	362,204
Volkswagen Financial Services N.V., 5.875%, 5/23/2029	GBP	300,000	378,076
			$5,938,332
Broadcasting – 1.5%
Discovery Communications LLC, 4.125%, 5/15/2029		$339,000	$311,382
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		927,000	646,856
Gray Television, Inc., 5.875%, 7/15/2026 (n)		109,000	98,122
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		695,000	591,351
Prosus N.V., 3.68%, 1/21/2030 (n)		281,000	239,909
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	255,145
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		765,000	651,485
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	117,137	103,678
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		1,000,000	859,491
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$502,000	445,246
			$4,202,665
Brokerage & Asset Managers – 1.6%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$111,000	$107,070
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		713,000	735,174
Ameriprise Financial, Inc., 4.5%, 5/13/2032		161,000	154,028
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		667,000	600,676
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		316,000	318,765
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	172,810
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	438,365
LPL Holdings, Inc., 4%, 3/15/2029 (n)		577,000	517,205
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		429,000	377,179
NFP Corp., 4.875%, 8/15/2028 (n)		575,000	517,439
NFP Corp., 6.875%, 8/15/2028 (n)		612,000	541,689
			$4,480,400
Building – 2.7%
CRH SMW Finance DAC, 4%, 7/11/2031	EUR	270,000	$296,462
CRH SMW Finance DAC, 4.25%, 7/11/2035		290,000	318,388
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$659,000	570,768
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		794,000	709,201
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	343,774
Interface, Inc., 5.5%, 12/01/2028 (n)		$1,412,000	1,184,038
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		552,000	466,440
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		523,000	514,723
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		756,000	742,770
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		402,000	352,734

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	210,000	$205,795
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$355,000	330,745
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		647,000	561,651
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	497,621
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		649,000	584,692
			$7,679,802
Business Services – 1.5%
Corning, Inc., 4.125%, 5/15/2031	EUR	250,000	$273,673
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$291,000	279,066
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	420,000	420,885
Fiserv, Inc., 4.4%, 7/01/2049		$299,000	251,011
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		525,000	492,429
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		385,000	361,135
Mastercard, Inc., 3.85%, 3/26/2050		270,000	230,486
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	682,937
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		792,000	794,254
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		657,000	564,319
			$4,350,195
Cable TV – 6.2%
Cable One, Inc., 4%, 11/15/2030 (n)		$964,000	$761,560
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		498,000	467,223
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,209,000	1,914,688
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,146,000	971,002
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		800,000	657,673
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		547,000	420,436
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		432,000	424,294
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		235,000	178,082
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		620,000	619,527
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	584,548
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	278,018
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	414,142
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	180,756
DISH DBS Corp., 7.75%, 7/01/2026		378,000	244,377
DISH DBS Corp., 5.25%, 12/01/2026 (n)		590,000	483,213
DISH DBS Corp., 5.125%, 6/01/2029		465,000	233,663
DISH Network Corp., 11.75%, 11/15/2027 (n)		260,000	261,710
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	669,668
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	181,923
SES S.A., 3.5%, 1/14/2029	EUR	290,000	296,119
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171		580,000	546,837
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$525,000	456,793
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,432,000	1,308,374
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		293,000	229,406
Summer BidCo B.V., 9% (9% Cash or 9.75% PIK), 11/15/2025 (p)	EUR	663,277	660,138
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,200,000	1,097,040
Videotron Ltd., 5.125%, 4/15/2027 (n)		418,000	403,066
Videotron Ltd., 3.625%, 6/15/2029 (n)		384,000	334,080
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,015,000	832,860
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		769,000	676,746
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	963,799
			$17,751,761
Chemicals – 2.7%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$400,000	$322,938
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		412,000	392,922
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		624,000	534,040

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		$860,000	$760,038
Ingevity Corp., 3.875%, 11/01/2028 (n)		1,072,000	925,257
Lonza Finance International N.V., 3.875%, 5/25/2033	EUR	100,000	109,103
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		$662,000	552,751
Nutrien Ltd., 4.9%, 3/27/2028		430,000	423,489
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		709,000	587,320
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	503,043
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)		356,000	355,948
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	494,466
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		437,000	379,718
SCIL IV LLC / SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	484,000	541,663
Tronox, Inc., 4.625%, 3/15/2029 (n)		$163,000	135,123
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		816,000	820,080
			$7,837,899
Computer Software – 0.9%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$465,000	$438,569
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		210,000	187,188
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		373,000	331,337
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		607,000	534,288
Microsoft Corp., 2.525%, 6/01/2050		529,000	360,347
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		651,000	598,825
			$2,450,554
Computer Software - Systems – 1.2%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$266,295
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,080,000	1,059,750
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		275,000	248,188
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		285,000	252,139
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,114,000	1,076,214
Virtusa Corp., 7.125%, 12/15/2028 (n)		540,000	452,323
			$3,354,909
Conglomerates – 3.3%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$490,000	$445,991
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,064,000	954,940
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		653,000	700,342
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		938,000	932,137
Gates Global LLC, 6.25%, 1/15/2026 (n)		804,000	793,987
Griffon Corp., 5.75%, 3/01/2028		739,000	695,517
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		558,000	502,200
Johnson Controls International PLC, 4.25%, 5/23/2035	EUR	255,000	282,487
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		$571,000	478,947
nVent Finance S.à r.l., 5.65%, 5/15/2033		534,000	523,961
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		585,000	581,429
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		454,000	453,256
TriMas Corp., 4.125%, 4/15/2029 (n)		1,227,000	1,082,853
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,000,000	973,572
			$9,401,619
Construction – 0.5%
Empire Communities Corp., 7%, 12/15/2025 (n)		$460,000	$442,126
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		240,000	226,941
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		508,000	445,615
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		477,000	428,128
			$1,542,810

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.6%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	335,000	$300,344
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$703,000	609,374
Kenvue, Inc., 5.05%, 3/22/2053 (n)		516,000	518,747
Mattel, Inc., 3.375%, 4/01/2026 (n)		535,000	497,401
Mattel, Inc., 5.875%, 12/15/2027 (n)		176,000	172,579
Newell Brands, Inc., 6.375%, 9/15/2027		756,000	743,715
Newell Brands, Inc., 6.625%, 9/15/2029		319,000	318,654
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	625,525
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		268,000	225,120
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		380,000	313,407
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		355,000	219,222
			$4,544,088
Consumer Services – 3.0%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$699,000	$641,045
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	305,130
ANGI Group LLC, 3.875%, 8/15/2028 (n)		887,000	744,898
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		550,000	473,688
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	290,000	318,810
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$498,000	456,487
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,116,000	959,645
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		532,000	520,751
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		435,000	412,183
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		965,000	890,184
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		225,000	194,164
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	45,276
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		508,000	375,898
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		420,000	302,618
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		753,000	587,557
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		967,000	843,708
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		538,000	500,575
			$8,572,617
Containers – 2.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)		$224,000	$182,000
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		375,000	323,913
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		1,065,000	871,069
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		789,000	677,164
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	945,046
Crown Americas LLC, 5.25%, 4/01/2030		316,000	301,486
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,025,000	969,206
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		349,000	337,376
DS Smith PLC, 4.5%, 7/27/2030	EUR	290,000	317,596
LABL, Inc., 5.875%, 11/01/2028 (n)		$548,000	499,857
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)		272,000	271,266
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		411,000	395,367
			$6,091,346
Electrical Equipment – 0.3%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$433,000	$288,808
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029	EUR	680,000	598,883
			$887,691
Electronics – 1.2%
Broadcom, Inc., 3.469%, 4/15/2034 (n)		$155,000	$127,132
Broadcom, Inc., 3.137%, 11/15/2035 (n)		313,000	240,126
Entegris, Inc., 4.375%, 4/15/2028 (n)		359,000	326,570
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	421,480
Intel Corp., 5.7%, 2/10/2053		225,000	229,400

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		$245,000	$243,515
Sensata Technologies B.V., 5%, 10/01/2025 (n)		805,000	784,743
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		390,000	375,835
Synaptics, Inc., 4%, 6/15/2029 (n)		736,000	632,995
			$3,381,796
Emerging Market Quasi-Sovereign – 6.0%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,038,125
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		200,000	199,388
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	200,000	205,418
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		$423,000	398,875
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	760,031
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		534,000	511,406
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	1,004,155
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,285,137
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	575,882
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	675,794
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	926,290
Korea Development Bank, 4.25%, 9/08/2032		771,000	737,664
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		200,000	200,332
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	978,215
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		367,000	313,259
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026 (a)(d)(z)		869,000	328,048
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	350,217
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	452,832
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	319,199
Petroleos Mexicanos, 6.875%, 8/04/2026		460,000	428,346
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	805,519
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	698,846
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	1,025,121
Qatar Petroleum, 3.125%, 7/12/2041		355,000	269,148
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	502,901
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		336,000	332,033
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		767,000	778,444
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,192,410
			$17,293,035
Emerging Market Sovereign – 14.9%
Arab Republic of Egypt, 6.588%, 2/21/2028		$487,000	$351,190
Arab Republic of Egypt, 7.903%, 2/21/2048		920,000	507,904
Czech Republic, 2%, 10/13/2033	CZK	17,000,000	647,647
Dominican Republic, 5.5%, 2/22/2029 (n)		$747,000	709,514
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	1,764,857
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	858,527
Federative Republic of Brazil, 10%, 1/01/2029	BRL	3,000,000	620,263
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	4,371,000	4,130,983
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,300,000	1,488,094
Kingdom of Morocco, 1.375%, 3/30/2026		758,000	758,905
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	359,766
Kingdom of Saudi Arabia, 5%, 1/18/2053		900,000	827,174
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	42,100,000	1,067,369
Oriental Republic of Uruguay, 9.75%, 7/20/2033		10,000,000	277,726
Republic of Angola, 8.25%, 5/09/2028		$491,000	451,597
Republic of Angola, 9.375%, 5/08/2048		400,000	330,680
Republic of Argentina, 3.625%, 7/09/2035		1,047,289	324,769
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	639,874
Republic of Chile, 4.125%, 7/05/2034		580,000	628,145
Republic of Chile, 3.1%, 1/22/2061		$672,000	437,002
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,110,355

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Ghana, 8.125%, 3/26/2032 (a)(n)		$593,000	$269,945
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,392,000	1,288,102
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	943,403
Republic of Indonesia, 4.65%, 9/20/2032		859,000	845,023
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	668,330
Republic of Korea, 1.375%, 6/10/2030	KRW	5,300,000,000	3,573,271
Republic of Paraguay, 5.6%, 3/13/2048		$1,049,000	926,957
Republic of Peru, 7.3%, 8/12/2033	PEN	3,140,000	905,428
Republic of Philippines, 3.556%, 9/29/2032		$327,000	296,299
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	1,018,973
Republic of Serbia, 2.05%, 9/23/2036 (n)		800,000	556,171
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)(d)		$668,000	306,127
Republic of Turkey, 4.75%, 1/26/2026		521,000	489,659
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,347,840
State of Qatar, 4.4%, 4/16/2050		203,000	183,382
Sultanate of Oman, 6%, 8/01/2029		750,000	756,960
Sultanate of Oman, 7%, 1/25/2051		600,000	610,735
United Mexican States, 7.5%, 6/03/2027	MXN	87,500,000	4,930,360
United Mexican States, 7.75%, 5/29/2031		42,500,000	2,381,751
United Mexican States, 4.75%, 4/27/2032		$736,000	702,716
United Mexican States, 4.875%, 5/19/2033		645,000	617,712
United Mexican States, 6.338%, 5/04/2053		463,000	472,043
United Mexican States, 3.771%, 5/24/2061		753,000	511,685
			$42,895,213
Energy - Independent – 3.6%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$492,000	$498,852
Callon Petroleum Co., 7.5%, 6/15/2030 (n)		164,000	159,214
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)		518,000	532,794
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)		272,000	281,520
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		843,000	786,324
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		785,000	738,169
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		500,000	458,639
Energean Israel Finance Ltd., 4.875%, 3/30/2026		800,000	747,000
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		670,000	654,349
Matador Resources Co., 6.875%, 4/15/2028 (n)		619,000	615,166
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	468,121
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		485,000	452,975
Occidental Petroleum Corp., 6.45%, 9/15/2036		372,000	390,544
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		115,000	116,132
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		857,000	816,764
SM Energy Co., 6.75%, 9/15/2026		166,000	163,095
SM Energy Co., 6.5%, 7/15/2028		433,000	423,248
Southwestern Energy Co., 8.375%, 9/15/2028		255,000	264,913
Southwestern Energy Co., 5.375%, 3/15/2030		366,000	342,444
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	382,332
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	928,650
			$10,221,245
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$257,000	$252,738
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	373,491
Eni S.p.A., 3.625%, 5/19/2027		280,000	304,706
Eni S.p.A., 4.25%, 5/09/2029 (n)		$379,000	360,624
			$1,291,559
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	258,000	$285,141

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – 1.8%
Carnival Corp., 7.625%, 3/01/2026	EUR	160,000	$173,281
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$511,000	504,109
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		775,000	716,883
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		508,000	531,109
Carnival Corp. PLC, 4%, 8/01/2028 (n)		164,000	145,814
Merlin Entertainments, 5.75%, 6/15/2026 (n)		430,000	418,335
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		409,000	377,988
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		398,000	376,611
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		416,000	395,543
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		760,000	716,298
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		380,000	342,000
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)		218,000	202,790
VOC Escrow Ltd., 5%, 2/15/2028 (n)		341,000	316,836
			$5,217,597
Financial Institutions – 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$282,000	$260,324
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		345,000	343,761
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)		619,128	539,765
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	631,564
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	341,193
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)		126,000	116,235
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		254,000	212,725
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		707,000	692,746
Credit Acceptance Corp., 6.625%, 3/15/2026		78,000	76,543
CTP N.V., 0.875%, 1/20/2026	EUR	360,000	347,089
EXOR N.V., 0.875%, 1/19/2031		275,000	239,688
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$1,481,623	1,396,296
Globalworth Ltd., REIT, 2.95%, 7/29/2026	EUR	370,000	306,881
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069		500,000	273,776
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$932,000	787,549
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	400,000	334,609
Logicor Financing S.à r.l., 0.875%, 1/14/2031		175,000	134,175
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)		$695,000	707,642
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		958,000	915,484
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)		137,000	116,258
OneMain Finance Corp., 6.875%, 3/15/2025		481,000	479,403
OneMain Finance Corp., 7.125%, 3/15/2026		792,000	784,562
OneMain Finance Corp., 5.375%, 11/15/2029		109,000	94,432
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	370,000	329,659
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$456,000	388,731
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	610,000	514,759
Samhallsbyggnadsbolaget i Norden AB, 1.125%, 9/04/2026		100,000	73,554
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171		1,160,000	240,736
SLM Corp., 3.125%, 11/02/2026		$772,000	679,306
UWM Holdings Corp., 5.5%, 4/15/2029 (n)		794,000	698,027
VGP N.V., 1.5%, 4/08/2029	EUR	300,000	239,296
			$13,296,768
Food & Beverages – 3.7%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	340,000	$317,420
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$325,000	313,564
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		454,000	420,925
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	343,491
B&G Foods, Inc., 5.25%, 4/01/2025		455,000	433,480
B&G Foods, Inc., 5.25%, 9/15/2027		170,000	146,600
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	398,135

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		$325,000	$322,072
BellRing Brands, Inc., 7%, 3/15/2030 (n)		792,000	794,994
Central America Bottling Co., 5.25%, 4/27/2029 (n)		691,000	637,451
Constellation Brands, Inc., 3.15%, 8/01/2029		466,000	420,237
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	318,119
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		270,000	231,516
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		1,000,000	828,250
Kraft Heinz Foods Co., 3.875%, 5/15/2027		505,000	484,184
Performance Food Group Co., 5.5%, 10/15/2027 (n)		783,000	758,176
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		563,000	544,049
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		901,000	793,986
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,009,000	885,942
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		560,000	470,209
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		845,000	777,195
			$10,639,995
Gaming & Lodging – 2.3%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$135,000	$118,844
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		472,000	476,730
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		593,000	608,224
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		613,000	597,214
International Game Technology PLC, 6.25%, 1/15/2027 (n)		230,000	229,138
Marriott International, Inc., 2.85%, 4/15/2031		623,000	527,433
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		548,000	452,634
Sands China Ltd., 4.875%, 6/18/2030		500,000	455,659
VICI Properties LP, REIT, 4.95%, 2/15/2030		443,000	419,144
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		803,000	734,902
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		680,000	614,550
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		850,000	754,754
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		688,000	622,556
			$6,611,782
Industrial – 1.6%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$197,925
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		640,000	592,967
APi Escrow Corp., 4.75%, 10/15/2029 (n)		924,000	822,859
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)		326,000	332,527
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	131,045
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	969,490
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	616,336
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		873,000	802,913
			$4,466,062
Insurance – 1.2%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	360,000	$316,418
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	306,491
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	370,000	429,033
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		480,000	536,302
AXA S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		490,000	543,060
Corebridge Financial, Inc., 4.35%, 4/05/2042		$651,000	529,067
Equitable Holdings, Inc., 5.594%, 1/11/2033		525,000	519,410
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	300,000	331,295
			$3,511,076
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$263,000	$257,575

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.3%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$373,000	$360,194
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		272,000	234,533
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		599,000	513,585
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)		285,000	269,953
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		807,000	714,077
American International Group, Inc., 5.125%, 3/27/2033		317,000	311,679
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)		548,000	502,755
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		238,000	197,286
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		387,000	303,300
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		530,000	462,648
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	790,000	560,665
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		$397,000	393,193
Hub International Ltd., 5.625%, 12/01/2029 (n)		652,000	581,928
Hub International Ltd., 7.25%, 6/15/2030 (n)		450,000	458,555
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	337,079
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$444,000	437,975
			$6,639,405
International Market Quasi-Sovereign – 0.8%
Electricite de France S.A., 6.25%, 5/23/2033 (n)		$600,000	$617,841
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)		200,000	210,250
La Banque Postale S.A. (Republic of France), 4%, 5/03/2028	EUR	400,000	441,108
La Poste S.A. (Republic of France), 3.75%, 6/12/2030		300,000	329,414
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033		369,000	413,899
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	333,885
			$2,346,397
International Market Sovereign – 4.6%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	7,502,000	$4,803,619
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	199,606
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	716,746
Government of New Zealand, 1.5%, 5/15/2031	NZD	8,115,000	4,002,927
Government of New Zealand, 3.5%, 4/14/2033		6,300,000	3,551,757
			$13,274,655
Local Authorities – 0.1%
Province of British Columbia, 2.95%, 6/18/2050	CAD	315,000	$188,795
Machinery & Tools – 1.1%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (n)		$508,000	$506,652
CNH Industrial Capital LLC, 1.875%, 1/15/2026		569,000	521,458
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)		495,000	501,187
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		881,000	918,182
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	241,000	223,417
Terex Corp., 5%, 5/15/2029 (n)		$644,000	599,223
			$3,270,119
Major Banks – 6.4%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$563,000	$430,543
Banco de Sabadell S.A., 5%, 6/07/2029	EUR	400,000	445,311
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		200,000	172,072
Bank of America Corp., 4.134%, 6/12/2028		285,000	313,410
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$577,000	573,098
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		894,000	740,487
Bank of Ireland Group PLC, 5% to 7/04/2030, FLR (EUR ICE Swap Rate - 1yr. + 2.05%) to 7/04/2031	EUR	340,000	378,983
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	155,000	203,979
Barclays Bank PLC, FLR, 5.235% (LIBOR - 6mo.), 8/14/2171		$490,000	488,775
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	300,000	326,168
BNP Paribas S.A., 5.284%, 3/23/2172		$970,000	897,250

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		$537,000	$542,124
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		688,000	542,506
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		261,000	213,080
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		517,000	413,109
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		210,000	160,404
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		298,000	277,438
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	370,000	412,124
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033		355,000	395,529
HSBC Holdings PLC, FLR, 5.459% (LIBOR - 6mo. + 0.25%), 3/18/2171		$170,000	169,269
ING Groep N.V., 6.25%, 5/20/2033	GBP	400,000	488,881
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$810,000	644,873
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051		623,000	438,619
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	500,000	440,790
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		$902,000	809,243
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		462,000	415,224
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034		322,000	321,747
NatWest Group PLC, 4.771%, 2/16/2029	EUR	300,000	329,619
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		260,000	286,440
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	249,000	250,960
Royal Bank of Canada, 4.125%, 7/05/2028	EUR	330,000	365,169
Société Générale S.A., 5.625%, 6/02/2033		400,000	442,115
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		300,000	275,567
Standard Chartered PLC, 4.874%, 5/10/2031		580,000	638,635
Toronto-Dominion Bank, 4.108%, 6/08/2027		$719,000	690,749
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		770,000	791,021
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		956,000	757,682
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	400,000	399,233
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		300,000	325,020
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$530,000	485,099
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	400,000	350,991
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$430,000	368,129
			$18,411,465
Medical & Health Technology & Services – 3.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$669,782
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		200,000	154,174
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		964,000	894,431
Becton, Dickinson and Co., 4.298%, 8/22/2032		166,000	157,755
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		845,000	745,631
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		383,000	374,495
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		759,000	478,415
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		658,000	525,766
CVS Health Corp., 5.25%, 1/30/2031		141,000	141,010
CVS Health Corp., 5.625%, 2/21/2053		403,000	395,871
Encompass Health Corp., 5.75%, 9/15/2025		184,000	183,514
Encompass Health Corp., 4.75%, 2/01/2030		728,000	661,704
Encompass Health Corp., 4.625%, 4/01/2031		115,000	102,191
HCA, Inc., 5.25%, 6/15/2026		209,000	207,115
HCA, Inc., 5.125%, 6/15/2039		287,000	265,188
IQVIA, Inc., 5%, 5/15/2027 (n)		965,000	930,552
IQVIA, Inc., 6.5%, 5/15/2030 (n)		400,000	403,896
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		255,000	219,937
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	195,150
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	203,728
Tenet Healthcare Corp., 6.125%, 10/01/2028		469,000	446,765
Tenet Healthcare Corp., 4.375%, 1/15/2030		222,000	197,999
Tenet Healthcare Corp., 6.125%, 6/15/2030		645,000	626,779
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)		271,000	269,189
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	330,000	235,919

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$238,000	$205,584
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		543,000	474,490
			$10,367,030
Medical Equipment – 0.7%
Embecta Corp., 5%, 2/15/2030 (n)		$653,000	$538,725
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		751,000	810,500
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		400,000	354,871
Teleflex, Inc., 4.625%, 11/15/2027		321,000	302,944
			$2,007,040
Metals & Mining – 2.6%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	$370,601
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	300,000	332,043
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$742,000	719,740
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		615,000	510,290
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		289,000	258,689
Ero Copper Corp., 6.5%, 2/15/2030 (n)		218,000	191,833
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)		249,000	254,914
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,282,000	1,102,409
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		435,000	357,955
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		811,000	674,127
GrafTech International Ltd., 9.875%, 12/15/2028 (n)		109,000	110,720
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		922,000	827,569
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		441,000	360,517
Novelis Corp., 3.25%, 11/15/2026 (n)		351,000	318,946
Novelis Corp., 4.75%, 1/30/2030 (n)		656,000	589,586
Novelis Corp., 3.875%, 8/15/2031 (n)		358,000	298,108
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		367,032	330,329
			$7,608,376
Midstream – 3.9%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$632,000	$560,346
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		860,000	746,601
Enbridge, Inc., 5.7%, 3/08/2033		289,000	292,965
Energy Transfer LP, 5.55%, 2/15/2028		221,000	221,856
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		330,000	289,839
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,317,000	1,267,182
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		467,502	397,447
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		227,000	223,404
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		368,000	367,056
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		374,180	362,082
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		587,000	564,254
NuStar Logistics, LP, 6.375%, 10/01/2030		548,000	528,519
Peru LNG, 5.375%, 3/22/2030		1,047,000	844,050
Plains All American Pipeline LP, 3.55%, 12/15/2029		233,000	205,884
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	282,274
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)		227,000	215,113
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		955,000	878,600
Targa Resources Corp., 4.2%, 2/01/2033		201,000	179,523
Targa Resources Corp., 4.95%, 4/15/2052		290,000	241,478
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		839,000	726,496
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		218,000	213,165
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		932,000	790,553
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		399,000	405,536
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		363,000	368,342
			$11,172,565

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		$565,000	$496,446
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	480,090
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	181,523
			$1,158,059
Natural Gas - Distribution – 0.1%
ENGIE S.A., 4.25%, 1/11/2043	EUR	200,000	$220,782
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	340,000	$306,298
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	740,000	632,351
			$938,649
Network & Telecom – 0.4%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		$200,000	$191,672
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	801,771
Total Play Telecomunicaciones S.A. de C.V., 7.5%, 11/12/2025 (n)		358,000	244,758
			$1,238,201
Oil Services – 0.7%
MV24 Capital B.V., 6.748%, 6/01/2034		$840,590	$776,573
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		715,000	688,373
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		496,000	486,266
			$1,951,212
Oils – 1.1%
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,187,000	$1,041,654
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		514,000	485,339
Puma International Financing S.A., 5%, 1/24/2026		1,416,000	1,291,276
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	313,206
			$3,131,475
Other Banks & Diversified Financials – 2.7%
ABANCA Corp. Bancaria S.A., 8.375% to 9/23/2028, FLR (EUR ICE Swap Rate - 5yr. + 5.245%) to 9/23/2033	EUR	500,000	$558,550
Alpha Bank, 4.25%, 2/13/2030		260,000	256,797
Arion Banki HF, 4.875%, 12/21/2024		560,000	609,076
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027		330,000	319,295
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		400,000	440,385
Banque Federative du Credit Mutuel S.A., 4.125%, 6/14/2033		300,000	330,008
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)		$425,000	432,756
Belfius Bank S.A., 3.875%, 6/12/2028	EUR	200,000	219,501
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	336,681
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$500,000	389,041
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	200,000	220,716
Caixabank S.A., 5% to 7/19/2028, FLR (EURIBOR - 3mo. + 1.65%) to 7/19/2029		300,000	332,463
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	200,000	246,627
CaixaBank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170	EUR	600,000	469,345
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	362,844
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	297,533
Deutsche Bank AG, 6.75% to 4/30/2029, FLR (EUR Swap Rate - 5yr. + 5.692%) to 4/04/2171		200,000	186,376
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$278,000	268,164
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	300,000	244,252
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		405,000	453,781
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		$359,000	342,962
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	275,000	325,386
			$7,642,539

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$760,000	$687,487
NCR Corp., 5.125%, 4/15/2029 (n)		397,000	355,017
			$1,042,504
Pharmaceuticals – 1.3%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$395,000	$395,987
Amgen, Inc., 5.25%, 3/02/2030		154,000	155,008
Amgen, Inc., 5.6%, 3/02/2043		157,000	156,131
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		416,000	306,697
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		89,000	56,318
Bayer AG, 4.625%, 5/26/2033	EUR	270,000	301,475
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		$985,000	875,777
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		580,000	519,762
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		715,000	606,097
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		452,000	449,012
			$3,822,264
Pollution Control – 0.9%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$255,000	$247,299
GFL Environmental, Inc., 4%, 8/01/2028 (n)		628,000	562,024
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		179,000	159,293
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		235,000	214,358
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	254,125
Stericycle, Inc., 3.875%, 1/15/2029 (n)		817,000	717,154
Waste Management, Inc., 4.625%, 2/15/2033		539,000	527,358
			$2,681,611
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$711,000	$547,470
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		490,000	475,893
Taseko Mines Ltd., 7%, 2/15/2026 (n)		537,000	496,752
			$1,520,115
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$920,000	$868,250
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	210,000	$178,574
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$763,000	668,719
			$847,293
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$298,000	$265,288
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	152,406
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	302,364
			$720,058
Real Estate - Other – 0.8%
EPR Properties, REIT, 3.6%, 11/15/2031		$412,000	$321,793
Extra Space Storage LP, 5.5%, 7/01/2030		452,000	451,448
Lexington Realty Trust Co., 2.7%, 9/15/2030		395,000	314,015
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		369,000	374,545
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		382,000	307,593
XHR LP, REIT, 4.875%, 6/01/2029 (n)		772,000	671,564
			$2,440,958

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – 0.2%
STORE Capital Corp., REIT, 2.75%, 11/18/2030		$316,000	$230,650
WEA Finance LLC, 2.875%, 1/15/2027 (n)		400,000	345,423
			$576,073
Restaurants – 0.2%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$549,000	$471,043
Retailers – 1.4%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$777,000	$687,415
AutoZone, Inc., 4.75%, 8/01/2032		383,000	369,672
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,101,000	1,048,853
Home Depot, Inc., 4.875%, 2/15/2044		129,000	125,492
Home Depot, Inc., 3.625%, 4/15/2052		376,000	296,499
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		536,000	497,917
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		354,000	330,855
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		753,000	564,987
			$3,921,690
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$356,000	$302,255
Specialty Stores – 0.9%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$384,000	$312,029
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		544,000	468,460
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		390,000	331,516
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		455,000	324,187
Penske Automotive Group Co., 3.75%, 6/15/2029		761,000	658,208
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		565,000	551,135
			$2,645,535
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$258,000	$244,493
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	487,509
			$732,002
Supranational – 0.3%
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	$270,789
West African Development Bank, 4.7%, 10/22/2031 (n)		$806,000	674,058
			$944,847
Telecommunications - Wireless – 2.0%
Altice France S.A., 6%, 2/15/2028 (n)		$1,185,000	$441,006
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		314,000	298,971
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	497,425
Rogers Communications, Inc., 3.8%, 3/15/2032		486,000	422,371
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	236,461
SBA Communications Corp., 3.875%, 2/15/2027		512,000	471,691
SBA Communications Corp., 3.125%, 2/01/2029		1,049,000	884,410
TDF Infrastructure S.A.S., 5.625%, 7/21/2028	EUR	200,000	220,234
Tele2 AB Co., 3.75%, 11/22/2029		170,000	184,401
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		$900,000	848,162
T-Mobile USA, Inc., 3.875%, 4/15/2030		664,000	610,044
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	360,000	302,495
Vodafone Group PLC, 5.625%, 2/10/2053		$299,000	290,439
			$5,708,110

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.3%
A1 Towers Holding GmbH, 5.25%, 7/13/2028	EUR	200,000	$224,786
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	520,989
			$745,775
Tobacco – 0.4%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	350,000	$322,356
Philip Morris International, Inc., 5.125%, 11/17/2027		$623,000	624,404
Vector Group Ltd., 5.75%, 2/01/2029 (n)		330,000	286,782
			$1,233,542
Transportation - Services – 0.9%
Abertis Infraestructuras Finance B.V., 3.248% to 2/24/2026, FLR (EUR Swap Rate - 5yr. + 3.694%) to 2/24/2031, FLR (EUR Swap Rate - 5yr. + 3.944%) to 2/24/2046, FLR (EUR Swap Rate - 5yr. + 4.694%) to 2/24/2068	EUR	200,000	$200,659
Autostrade per L’Italia S.p.A., 5.125%, 6/14/2033		170,000	188,530
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031		280,000	306,802
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		300,000	268,152
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		486,000	532,523
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		170,000	188,346
Triton International Ltd., 3.15%, 6/15/2031 (n)		$395,000	304,189
United Parcel Service, 5.05%, 3/03/2053		571,000	574,605
			$2,563,806
U.S. Treasury Obligations – 1.5%
U.S. Treasury Bonds, 3.5%, 2/15/2033		$1,880,000	$1,811,850
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		1,697,000	1,294,493
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		1,106,000	802,455
U.S. Treasury Bonds, 3.625%, 5/15/2053		595,000	555,860
			$4,464,658
Utilities - Electric Power – 5.9%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$1,046,772
American Electric Power Co., Inc., 5.699%, 8/15/2025		248,000	248,293
American Electric Power Co., Inc., 5.625%, 3/01/2033		257,000	261,648
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	71,374
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		94,000	88,150
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		79,000	66,951
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	502,844
Calpine Corp., 4.5%, 2/15/2028 (n)		$913,000	838,035
Calpine Corp., 5.125%, 3/15/2028 (n)		702,000	636,600
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		533,000	494,439
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,269,000	1,051,741
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	701,212
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$940,000	744,044
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	230,000	246,062
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		315,000	258,039
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	984,975
Evergy, Inc., 2.9%, 9/15/2029		352,000	307,235
Georgia Power Co., 4.95%, 5/17/2033		530,000	522,206
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	153,419
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	865,078
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	534,585
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	420,000	323,018
National Grid PLC, 4.275%, 1/16/2035	EUR	200,000	216,628
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$214,000	215,552
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	102,720
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		735,000	688,475
Pacific Gas & Electric Co., 6.1%, 1/15/2029		521,000	517,999
Pacific Gas & Electric Co., 6.4%, 6/15/2033		477,000	479,372

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		$511,000	$513,153
ReNew Power Private Ltd., 5.875%, 3/05/2027		379,000	352,186
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		696,477	682,654
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	551,852
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		731,000	678,388
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	477,387
Virginia Electric & Power Co., 3.5%, 3/15/2027		225,000	213,404
Virginia Electric & Power Co., 2.875%, 7/15/2029		116,000	103,429
Xcel Energy, Inc., 4.6%, 6/01/2032		330,000	312,182
			$17,052,101
Utilities - Gas – 0.4%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	780,000	$726,759
EP Infrastructure A.S., 2.045%, 10/09/2028		650,000	554,135
			$1,280,894
Total Bonds			$374,512,057
Common Stocks – 0.1%
Cable TV – 0.0%
Intelsat Emergence S.A. (a)		7,354	$158,111
Oil Services – 0.1%
LTRI Holdings LP (a)(u)		520	$185,208
Total Common Stocks			$343,319
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)		769	$4,806
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)		769	3,076
Total Contingent Value Rights			$7,882
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	6/24/22	7,000	$2,426

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.25% (v)	840,115	$840,115
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Barclays Bank PLC	$ 6,101,668	EUR 5,270,000	$23,640
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund receives 5%, Fund pays notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Goldman Sachs International	3,021,889	2,610,000	11,708
Total Purchased Options					$35,348

Portfolio of Investments (unaudited) – continued
Value ($)
Written Options (see table below) – (0.0)%	$(895)

Other Assets, Less Liabilities – (30.6)%	(87,974,160)
Net Assets – 100.0%	$287,766,092
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $840,115 and $374,901,032, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $199,090,013, representing 69.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.625%, 11/08/2026	11/04/19	$869,000	$328,048
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BZDIOVRA	Brazil Interbank Deposit Rate
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 7/31/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Barclays Bank PLC	EUR (4,930,000)	$(5,708,012)	6%	August – 2023	$(895)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	3,535,465	USD	687,316	Goldman Sachs International	9/01/2023	$56,381
BRL	3,746,249	USD	770,370	JPMorgan Chase Bank N.A.	9/01/2023	17,666
CAD	284,427	USD	215,258	HSBC Bank	10/20/2023	666
IDR	199,289,571	USD	13,208	Citibank N.A.	8/07/2023	7
KRW	3,162,671,505	USD	2,411,749	Barclays Bank PLC	10/05/2023	78,499
KRW	7,732,759,964	USD	6,057,973	Citibank N.A.	8/04/2023	9,282
THB	5,495,668	USD	159,422	JPMorgan Chase Bank N.A.	9/12/2023	1,743
TWD	404,836	USD	12,865	Citibank N.A.	8/03/2023	18
USD	9,487,938	AUD	13,882,890	JPMorgan Chase Bank N.A.	10/20/2023	137,975
USD	5,258,158	CAD	6,923,533	HSBC Bank	10/20/2023	2,141
USD	445,454	CHF	379,592	JPMorgan Chase Bank N.A.	10/20/2023	6,512
USD	2,204,252	EUR	1,986,127	JPMorgan Chase Bank N.A.	10/20/2023	12,068
USD	41,678,311	EUR	36,978,809	State Street Bank Corp.	10/20/2023	863,053
USD	840,129	EUR	749,778	UBS AG	10/20/2023	12,564
USD	2,178,016	GBP	1,694,146	Merrill Lynch International	10/20/2023	3,355
USD	7,842,979	GBP	6,078,491	UBS AG	10/20/2023	40,430
USD	2,175,272	IDR	32,566,436,594	Citibank N.A.	8/07/2023	15,817
USD	5,940,842	JPY	829,752,707	Merrill Lynch International	10/20/2023	35,891
USD	1,363,934	KRW	1,726,400,000	Barclays Bank PLC	8/04/2023	9,372
USD	105,227	NOK	1,048,983	Goldman Sachs International	10/20/2023	1,497
USD	10,825,939	NZD	17,323,942	UBS AG	10/20/2023	65,353
USD	1,536,992	SEK	15,723,192	Merrill Lynch International	10/20/2023	37,791
USD	4,581,397	TWD	139,847,142	Barclays Bank PLC	8/03/2023	130,886
						$1,538,967
Liability Derivatives
AUD	1,349,410	USD	910,414	State Street Bank Corp.	10/20/2023	$(1,603)
AUD	1,270,696	USD	868,190	UBS AG	10/20/2023	(12,391)
CAD	533,135	USD	404,984	HSBC Bank	10/20/2023	(254)
CAD	362,237	USD	275,091	JPMorgan Chase Bank N.A.	10/20/2023	(98)
CAD	3,381,253	USD	2,569,714	State Street Bank Corp.	10/20/2023	(2,828)
CHF	390,729	USD	458,518	State Street Bank Corp.	10/20/2023	(6,699)
CNH	19,908,439	USD	2,807,381	State Street Bank Corp.	10/20/2023	(1,999)
CZK	15,142,223	USD	711,813	HSBC Bank	10/20/2023	(17,042)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
EUR	75,294	USD	84,181	Barclays Bank PLC	10/20/2023	$(1,075)
EUR	486,537	USD	548,640	Citibank N.A.	10/20/2023	(11,626)
EUR	27,571	USD	31,091	Deutsche Bank AG	10/20/2023	(659)
EUR	240,240	USD	269,029	HSBC Bank	10/20/2023	(3,866)
EUR	260,416	USD	287,694	JPMorgan Chase Bank N.A.	10/20/2023	(261)
EUR	212,843	USD	237,795	State Street Bank Corp.	10/20/2023	(2,870)
EUR	600,959	USD	675,183	UBS AG	10/20/2023	(11,876)
GBP	87,392	USD	112,748	Barclays Bank PLC	10/20/2023	(568)
GBP	424,174	USD	545,262	Brown Brothers Harriman	10/20/2023	(778)
GBP	899,344	USD	1,158,147	State Street Bank Corp.	10/20/2023	(3,720)
HUF	242,762,130	USD	715,531	HSBC Bank	9/18/2023	(33,332)
IDR	10,687,837,130	USD	722,810	Barclays Bank PLC	8/07/2023	(14,108)
IDR	21,679,309,893	USD	1,475,385	Merrill Lynch International	8/07/2023	(37,847)
JPY	831,547,291	USD	6,079,674	State Street Bank Corp.	10/20/2023	(161,951)
NOK	458,606	USD	46,004	Goldman Sachs International	10/20/2023	(654)
NZD	153,817	USD	96,154	State Street Bank Corp.	10/20/2023	(611)
SEK	590,731	USD	57,731	State Street Bank Corp.	10/20/2023	(1,405)
SGD	9,939	USD	7,549	State Street Bank Corp.	10/20/2023	(46)
TWD	139,442,306	USD	4,515,619	Barclays Bank PLC	8/03/2023	(77,991)
USD	7,119,345	CNH	50,694,987	Barclays Bank PLC	10/20/2023	(24,297)
USD	13,174	IDR	199,289,571	Citibank N.A.	11/09/2023	(34)
USD	2,193,822	KRW	2,913,900,000	Barclays Bank PLC	8/04/2023	(92,474)
USD	6,091,138	KRW	7,732,759,964	Citibank N.A.	11/09/2023	(10,646)
USD	2,345,509	KRW	3,092,459,964	JPMorgan Chase Bank N.A.	8/04/2023	(80,888)
USD	1,986,368	MXN	33,890,307	Deutsche Bank AG	10/20/2023	(8,444)
USD	150,716	THB	5,170,301	Barclays Bank PLC	10/17/2023	(1,414)
USD	12,972	TWD	404,836	Citibank N.A.	11/02/2023	(53)
						$(626,408)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	90	$7,004,063	September – 2023	$64,508
Canadian Treasury Bond 10 yr	Short	CAD	17	1,548,326	September – 2023	45,328
Euro-Bobl 5 yr	Short	EUR	102	12,996,952	September – 2023	96,218
Euro-Bund 10 yr	Short	EUR	1	146,234	September – 2023	1,724
Euro-Buxl 30 yr	Short	EUR	5	739,854	September – 2023	12,963
Euro-Schatz 2 yr	Short	EUR	262	30,261,659	September – 2023	117,518
U.S. Treasury Note 10 yr	Short	USD	61	6,795,781	September – 2023	180,736
U.S. Treasury Note 2 yr	Short	USD	153	31,063,781	September – 2023	212,453
U.S. Treasury Note 5 yr	Short	USD	174	18,586,734	September – 2023	268,753
						$1,000,201
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 5 yr	Long	CAD	112	$9,257,953	September – 2023	$(220,325)
Long Gilt 10 yr	Short	GBP	8	986,947	September – 2023	(10,088)
U.S. Treasury Bond 30 yr	Long	USD	66	8,212,875	September – 2023	(170,020)

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Ultra Bond 30 yr	Long	USD	14	$1,851,062	September – 2023	$(35,304)
U.S. Treasury Ultra Note 10 yr	Long	USD	53	6,200,172	September – 2023	(122,742)
						$(558,479)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	4,700,000	centrally cleared	11.095% / At Maturity	Average Daily BZDIOVRA / At Maturity	$14,927	$—	$14,927
1/02/26	BRL	4,700,000	centrally cleared	10.48% / At Maturity	Average Daily BZDIOVRA / At Maturity	4,907	—	4,907
1/04/27	BRL	4,800,000	centrally cleared	10.3625% / At Maturity	Average Daily BZDIOVRA / At Maturity	4,907	—	4,907
						$24,741	$—	$24,741
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	560,000	Barclays Bank PLC	5.00% / Quarterly	(1)	$16,998	$80,203	$97,201
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract.  Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country.  The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2023, the fund had cash collateral of $108,834 and other liquid securities with an aggregate value of $1,435,548 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of

Supplemental Information (unaudited) – continued
investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$185,208	$185,208
Luxembourg	—	165,993	—	165,993
United Kingdom	—	2,426	—	2,426
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	4,464,658	—	4,464,658
Non - U.S. Sovereign Debt	—	76,754,147	—	76,754,147
Municipal Bonds	—	1,158,059	—	1,158,059
U.S. Corporate Bonds	—	182,630,523	—	182,630,523
Commercial Mortgage-Backed Securities	—	4,146,724	—	4,146,724
Asset-Backed Securities (including CDOs)	—	5,382,504	—	5,382,504
Foreign Bonds	—	100,010,790	—	100,010,790
Mutual Funds	840,115	—	—	840,115
Total	$840,115	$374,715,824	$185,208	$375,741,147
Other Financial Instruments
Futures Contracts – Assets	$1,000,201	$—	$—	$1,000,201
Futures Contracts – Liabilities	(558,479)	—	—	(558,479)
Forward Foreign Currency Exchange Contracts – Assets	—	1,538,967	—	1,538,967
Forward Foreign Currency Exchange Contracts – Liabilities	—	(626,408)	—	(626,408)
Swap Agreements – Assets	—	121,942	—	121,942
Written Options - Liabilities	—	(895)	—	(895)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$323,557
Realized gain (loss)	120,538
Change in unrealized appreciation or depreciation	(138,349)
Sales	(120,538)
Balance as of 7/31/23	$185,208
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2023 is $(28,652). At July 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,670,329	$129,179,898	$139,009,224	$(658)	$(230)	$840,115
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$204,194	$—

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(3) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.